Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Current assets:
Cash and cash equivalents	¥ 376,195	¥ 374,020
Short-term investments in debt securities (Notes 3 and 4)	84,703	101,566
Other short-term investments (Note 3)	212,668	213,613
Trade receivables
Notes (Note 7)	28,370	22,832
Accounts (Note 7)	291,485	266,462
Less allowances for doubtful accounts and sales returns (Note 6)	(5,593)	(5,278)
Trade Accounts And Notes Receivable, Net, Current, Total	314,262	284,016
Inventories (Note 5)	331,155	327,875
Other current assets (Notes 6, 8, 12 and 13)	119,714	133,671
Total current assets	1,438,697	1,434,761
Investments and advances:
Long-term investments in debt and equity securities (Notes 3, 4 and 10)	1,130,756	1,131,403
Other long-term investments (Notes 3, 4, 6 and 7)	22,246	20,130
Total investments and advances	1,153,002	1,151,533
Property, plant and equipment (Notes 4 and 10):
Land	59,963	59,914
Buildings	351,431	344,087
Machinery and equipment	841,973	841,895
Construction in progress	14,097	18,314
Less accumulated depreciation	(1,000,860)	(999,723)
Total property, plant and equipment	266,604	264,487
Goodwill (Notes 2, 4 and 9)	110,470	102,599
Intangible assets (Notes 2, 4 and 9)	61,235	59,106
Other assets (Notes 6, 8, 11 and 15)	80,462	82,563
Total assets	3,110,470	3,095,049
Current liabilities:
Short-term borrowings (Note 10)	191	5,119
Current portion of long-term debt (Notes 4 and 10)	8,235	9,516
Trade notes and accounts payable	129,460	115,644
Other notes and accounts payable (Note 13)	60,881	82,758
Accrued payroll and bonus	62,868	59,959
Accrued income taxes	15,707	22,847
Other accrued liabilities (Note 13)	51,062	43,525
Other current liabilities (Note 12)	36,257	28,464
Total current liabilities	364,661	367,832
Non-current liabilities:
Long-term debt (Notes 4, 8 and 10)	16,409	18,115
Accrued pension and severance liabilities (Note 11)	31,720	46,101
Deferred income taxes (Note 15)	258,859	271,220
Other non-current liabilities (Note 15)	19,912	18,019
Total non-current liabilities	326,900	353,455
Total liabilities	691,561	721,287
Commitments and contingencies (Note 13)
Kyocera Corporation shareholders' equity:
Common stock: Authorized 600,000 shares Issued 377,619 shares at March 31, 2016 and Issued 377,619 shares at March 31, 2017	115,703	115,703
Additional paid-in capital	165,230	162,844
Retained earnings	1,638,116	1,571,002
Accumulated other comprehensive income	447,479	469,803
Common stock in treasury, at cost: 10,762 shares at March 31, 2016 and 9,906 shares at March 31, 2017	(32,309)	(35,088)
Total Kyocera Corporation shareholders' equity	2,334,219	2,284,264
Noncontrolling interests	84,690	89,498
Total equity (Note 14)	2,418,909	2,373,762
Total liabilities and equity	¥ 3,110,470	¥ 3,095,049